Nature of Operations (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2017	Nov. 03, 2017
Nature of Operations (Details) [Line Items]
Ordinary shares, shares issued	10,987,679	10,987,679	10,987,679	10,987,679
Ownership, description	Xiamen Hengda HiTek Computer Network Co., Ltd. (“HiTek”), was established in January 1996 by Shenping Yin, Xiaoyang Huang (the spouse of Shenping Yin) and nine other shareholders, who held 29.83%, 44.74% and 25.43% of its equity interests, respectively, in Xiamen, Fujian Province, PRC pursuant to PRC laws. The Company entered into a series of contractual arrangements with HiTek which were effective in March 2018, and its equity holders through WFOE to obtain control and became the primary beneficiary of HiTek
Shenping Yin [Member]
Nature of Operations (Details) [Line Items]
Ownership percentage	74.55%		100.00%	100.00%